long-term debt - TELUS Corporation notes (Details) $ in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($) $ / NotesSeries $ / NotesSeries	Aug. 01, 2018	Jun. 30, 2018 CAD ($) $ / NotesSeries $ / NotesSeries	Feb. 28, 2018 CAD ($) $ / NotesSeries	Dec. 31, 2017 CAD ($)	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt				$ 14,145		$ 13,660
TELUS Corporation notes
TELUS Corporation notes
Long-term debt				$ 13,090		$ 11,561
Repurchase offer price, expressed as percentage of principal		101.00%
Redemption price percentage		100.00%
TELUS Corporation notes | Minimum
TELUS Corporation notes
Redemption period		30 days
TELUS Corporation notes | Maximum
TELUS Corporation notes
Redemption period		60 days
5.05% Notes, Series CG
TELUS Corporation notes
Fixed interest rate		5.05%	5.05%	5.05%
Issued		December 2009
Maturity		December 2019
Issue price per $1000 increment of debt | $ / NotesSeries		994.19		994.19
Effective interest rate		5.13%		5.13%
Principal face amount: Originally issued				$ 1,000
Long-term debt				$ 1,000
Redemption present value spread - Basis points		0.455%		0.455%
Redemption present value spread - Cessation date		N/A
5.05% Notes, Series CH
TELUS Corporation notes
Fixed interest rate		5.05%		5.05%
Issued		July 2010
Maturity		July 2020
Issue price per $1000 increment of debt | $ / NotesSeries		997.44		997.44
Effective interest rate		5.08%		5.08%
Principal face amount: Originally issued				$ 1,000
Long-term debt				$ 1,000
Redemption present value spread - Basis points		0.47%		0.47%
Redemption present value spread - Cessation date		N/A
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate		3.35%		3.35%
Issued		December 2012
Maturity		March 2023
Issue price per $1000 increment of debt | $ / NotesSeries		998.83		998.83
Effective interest rate		3.36%		3.36%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points		0.40%		0.40%
Redemption present value spread - Cessation date		Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate		3.35%		3.35%
Issued		April 2013
Maturity		April 2024
Issue price per $1000 increment of debt | $ / NotesSeries		994.35		994.35
Effective interest rate		3.41%		3.41%
Principal face amount: Originally issued				$ 1,100
Long-term debt				$ 1,100
Redemption present value spread - Basis points		0.36%		0.36%
Redemption present value spread - Cessation date		Jan. 2, 2024
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate		4.40%		4.40%
Issued		April 2013
Maturity		April 2043
Issue price per $1000 increment of debt | $ / NotesSeries		997.68		997.68
Effective interest rate		4.41%		4.41%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points		0.47%		0.47%
Redemption present value spread - Cessation date		Oct. 1, 2042
3.60% Notes, Series CM
TELUS Corporation notes
Fixed interest rate		3.60%		3.60%
Issued		November 2013
Maturity		January 2021
Issue price per $1000 increment of debt | $ / NotesSeries		997.15		997.15
Effective interest rate		3.65%		3.65%
Principal face amount: Originally issued				$ 400
Long-term debt				$ 400
Redemption present value spread - Basis points		0.35%		0.35%
Redemption present value spread - Cessation date		N/A
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate		5.15%		5.15%
Issued		November 2013
Maturity		November 2043
Issue price per $1000 increment of debt | $ / NotesSeries		995.00		995.00
Effective interest rate		5.18%		5.18%
Principal face amount: Originally issued				$ 400
Long-term debt				$ 400
Redemption present value spread - Basis points		0.50%		0.50%
Redemption present value spread - Cessation date		May 26, 2043
3.20% Notes, Series CO
TELUS Corporation notes
Fixed interest rate		3.20%		3.20%
Issued		April 2014
Maturity		April 2021
Issue price per $1000 increment of debt | $ / NotesSeries		997.39		997.39
Effective interest rate		3.24%		3.24%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points		0.30%		0.30%
Redemption present value spread - Cessation date		Mar. 5, 2021
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate		4.85%		4.85%					4.85%
Maturity		April 2044
Issue price per $1000 increment of debt | $ / NotesSeries		987.91		987.91				974.38	998.74
Effective interest rate		4.93%		4.93%				5.02%	4.86%
Principal face amount: Originally issued				$ 500				$ 400	$ 500
Long-term debt				$ 900
Redemption present value spread - Basis points		0.46%		0.46%
Redemption present value spread - Cessation date		Oct. 5, 2043
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate		3.75%		3.75%
Issued		September 2014
Maturity		January 2025
Issue price per $1000 increment of debt | $ / NotesSeries		997.75		997.75
Effective interest rate		3.78%		3.78%
Principal face amount: Originally issued				$ 800
Long-term debt				$ 800
Redemption present value spread - Basis points		0.385%		0.385%
Redemption present value spread - Cessation date		Oct. 17, 2024
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate		4.75%		4.75%
Issued		September 2014
Maturity		January 2045
Issue price per $1000 increment of debt | $ / NotesSeries		992.91		992.91
Effective interest rate		4.80%		4.80%
Principal face amount: Originally issued				$ 400
Long-term debt				$ 400
Redemption present value spread - Basis points		0.515%		0.515%
Redemption present value spread - Cessation date		July 17, 2044
1.50% Notes, Series CS
TELUS Corporation notes
Fixed interest rate		1.50%		1.50%
Issued		March 2015
Maturity		March 2018
Issue price per $1000 increment of debt | $ / NotesSeries		999.62		999.62
Effective interest rate		1.51%		1.51%
Principal face amount: Originally issued				$ 250
Long-term debt				$ 0
Redemption present value spread - Cessation date		N/A
2.35% Notes, Series CT
TELUS Corporation notes
Fixed interest rate		2.35%		2.35%
Issued		March 2015
Maturity		March 2022
Issue price per $1000 increment of debt | $ / NotesSeries		997.31		997.31
Effective interest rate		2.39%		2.39%
Principal face amount: Originally issued				$ 1,000
Long-term debt				$ 1,000
Redemption present value spread - Basis points		0.355%		0.355%
Redemption present value spread - Cessation date		Feb. 28, 2022
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate		4.40%		4.40%
Issued		March 2015
Maturity		January 2046
Issue price per $1000 increment of debt | $ / NotesSeries		999.72		999.72
Effective interest rate		4.40%		4.40%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points		0.605%		0.605%
Redemption present value spread - Cessation date		July 29, 2045
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate		3.75%		3.75%
Issued		December 2015
Maturity		March 2026
Issue price per $1000 increment of debt | $ / NotesSeries		992.14		992.14
Effective interest rate		3.84%		3.84%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points		0.535%		0.535%
Redemption present value spread - Cessation date		Dec. 10, 2025
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		2.80%		2.80%
Issued		September 2016
Maturity		February 2027
Issue price per $1000 increment of debt | $ / NotesSeries		991.89		991.89
Effective interest rate		2.89%		2.89%
Principal face amount: Originally issued		$ 600
Long-term debt		$ 600
Redemption present value spread - Basis points		0.20%		0.20%
Redemption present value spread - Cessation date		Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		2.95%		2.95%
Long-term debt				$ 792
Fixed exchange rate		1.3205		1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		3.70%		3.70%
Issued		March 2017
Maturity		September 2027
Issue price per $1000 increment of debt | $ / NotesSeries		998.95		998.95
Effective interest rate		3.71%		3.71%
Principal face amount: Originally issued		$ 500
Long-term debt		$ 500
Redemption present value spread - Basis points		0.20%		0.20%
Redemption present value spread - Cessation date		June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		3.41%		3.41%
Long-term debt				$ 667
Fixed exchange rate		1.3348		1.3348
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate		4.70%		4.70%			4.70%
Maturity		March 2048
Issue price per $1000 increment of debt | $ / NotesSeries		998.06		998.06	1,014.11		990.65
Effective interest rate		4.71%		4.71%	4.61%		4.76%
Principal face amount: Originally issued				$ 325	$ 150		$ 325
Long-term debt				$ 475
Redemption present value spread - Basis points		0.585%		0.585%
Redemption present value spread - Cessation date		Sept. 6, 2047
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate		3.625%		3.625%
Issued		February 2018
Maturity		February 2028
Issue price per $1000 increment of debt | $ / NotesSeries		989.49		989.49
Effective interest rate		3.75%		3.75%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points		0.37%		0.37%
Redemption present value spread - Cessation date		Dec. 1, 2027
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		4.60%		4.60%
Issued		June 2018
Maturity		November 2048
Issue price per $1000 increment of debt | $ / NotesSeries		987.60		987.60
Effective interest rate		4.68%		4.68%
Principal face amount: Originally issued		$ 750
Long-term debt		$ 750
Redemption present value spread - Basis points		0.25%		0.25%
Redemption present value spread - Cessation date		May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		4.41%		4.41%
Long-term debt				$ 974
Fixed exchange rate		1.2985		1.2985
Forecast | 5.05% Notes, Series CG
TELUS Corporation notes
Long-term debt prepayment premium	$ 34